Property and equipment - Summary of Property, Equipment and Depreciation is allocated (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Beginning balance	$ 1,270,838
Ending balance	751,693	$ 1,270,838
Assets classified as held for sale
Property and equipment
Assets classified as held for sale		(130,537)
Cost
Property and equipment
Beginning balance	2,254,139	980,638
Additions	17,237	817,586
Acquisition through business combination		586,452
Ending balance	1,816,893	2,254,139	$ 980,638
Cost | Assets classified as disposal groups
Property and equipment
Assets classified as held for sale	(454,483)
Accumulated depreciation and impairment
Property and equipment
Beginning balance	(983,301)	(331,934)
Ending balance	(1,065,200)	(983,301)	(331,934)
Charge for the year	356,288	604,304	182,402
Impairment		62,290
Accumulated depreciation and impairment | Assets classified as held for sale
Property and equipment
Assets classified as held for sale		15,227
Accumulated depreciation and impairment | Assets classified as disposal groups
Property and equipment
Assets classified as held for sale	274,389
Charge for the year	80,266	433,550	72,375
Furniture, fittings and equipment
Property and equipment
Beginning balance	521,088
Ending balance	160,168	521,088
Furniture, fittings and equipment | Assets classified as held for sale
Property and equipment
Assets classified as held for sale		(111,691)
Furniture, fittings and equipment | Cost
Property and equipment
Beginning balance	1,415,970	771,931
Additions	17,237	169,278
Acquisition through business combination		586,452
Ending balance	978,724	1,415,970	771,931
Furniture, fittings and equipment | Cost | Assets classified as disposal groups
Property and equipment
Assets classified as held for sale	(454,483)
Furniture, fittings and equipment | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(894,882)	(288,384)
Ending balance	(818,556)	(894,882)	(288,384)
Charge for the year	198,063	558,934
Impairment		60,593
Furniture, fittings and equipment | Accumulated depreciation and impairment | Assets classified as held for sale
Property and equipment
Assets classified as held for sale		13,029
Furniture, fittings and equipment | Accumulated depreciation and impairment | Assets classified as disposal groups
Property and equipment
Assets classified as held for sale	274,389
Leasehold improvements
Property and equipment
Beginning balance	749,750
Ending balance	591,525	749,750
Leasehold improvements | Assets classified as held for sale
Property and equipment
Assets classified as held for sale		(18,846)
Leasehold improvements | Cost
Property and equipment
Beginning balance	838,169	208,707
Additions		648,308
Ending balance	838,169	838,169	208,707
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(88,419)	(43,550)
Ending balance	(246,644)	(88,419)	$ (43,550)
Charge for the year	$ 158,225	45,370
Impairment		1,697
Leasehold improvements | Accumulated depreciation and impairment | Assets classified as held for sale
Property and equipment
Assets classified as held for sale		$ 2,198